Inventories, net - (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Summary of inventories
Raw materials and supplies	$ 27,358	$ 27,105
Work-in-process	10,851	9,578
Finished goods	219	231
Excess and obsolete reserve	(1,732)	(1,963)
Total inventories	$ 36,696	$ 34,951